Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

Note 9 – Leases

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. On January 1, 2019, the Company adopted ASU No. 2016-02 “Leases” (Topic 842) and all subsequent ASUs that modified Topic 842. For the Company, Topic 842 primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee.

Lessee Accounting

Substantially all of the leases in which the Company is the lessee are comprised of real estate property for branches and office space with terms extending through 2028. Substantially all of our leases are classified as operating leases, and therefore, were previously not recognized on the Company’s consolidated statements of condition. With the adoption of Topic 842, operating lease agreements are required to be recognized on the consolidated statements of condition as a right-of-use (“ROU”) asset and a corresponding lease liability.

The following table represents the consolidated statements of condition classification of the Company’s ROU assets and lease liabilities. The Company elected not to include short-term leases (i.e., leases with initial terms of twelve months or less), or equipment leases (deemed immaterial) on the consolidated statements of condition.

Lease Right-of-Use Assets	Classification on Consolidated Statement of Condition	June 30, 2019
Operating lease right-of-use assets	Other Assets	$2,044

Lease Liabilities	Classification on Consolidated Statement of Condition	June 30, 2019
Operating lease liabilities	Accrued interest payable and other liabilities	$2,114

The calculated amount of the ROU assets and lease liabilities in the table above are impacted by the length of the lease term and the discount rate used to present value the minimum lease payments. The Company’s lease agreements often include one or more options to renew at the Company’s discretion. If at lease inception, the Company considers the exercising of a renewal option to be reasonably certain, the Company will include the extended term in the calculation of the ROU asset and lease liability. Regarding the discount rate, Topic 842 requires the use of the rate implicit in the lease whenever this rate is readily determinable. As this rate is rarely determinable, the Company utilizes its incremental borrowing rate at lease inception, on a collateralized basis, over a similar term. For operating leases existing prior to January 1, 2019, the rate for the remaining lease term as of January 1, 2019 was used.

June 30, 2019
Weighted-average remaining lease term for operating leases	7.45 Years
Weighted-average discount rate for operating leases	6.00%

Future minimum payments for operating leases with initial or remaining terms of one year or more as of June 30, 2019 were as follows:

Operating Leases
June 30, 2019—June 30, 2020	$388
July 1, 2020—June 30, 2021	371
July 1, 2021—June 30, 2022	355
July 1, 2022—June 30, 2023	355
July 1, 2023—June 30, 2024	341
Afterward	839

Total future minimum lease payments	2,649
Amounts representing Interest	(535)

Present value of net future minimum lease payments	$2,114